Inventories	12 Months Ended
Dec. 31, 2019
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Inventories

19.	INVENTORIES
	Gold-in-process and stockpiles	375.1	325.0
	Consumable stores	183.7	176.5
	Total inventories	558.8	501.5
	Heap l each and stockpiles inventories included in non-current assets 1	(141.0)	(133.3)
	Total current inventories 2	417.8	368.2

1	Heap leach and stockpiles inventories will only be processed at the end of life-of-mine.
2	The cost of consumable stores consumed during the year and included in cost of sales amounted to US$270.4 million (2018: US$280.0 million).